Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Principal Changes in Scope of Consolidation (Details) $ / shares in Units, € in Millions				1 Months Ended	6 Months Ended
		May 27, 2025 USD ($)	May 22, 2025 USD ($) $ / shares	Apr. 30, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)		Jun. 02, 2025 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1],[2]				€ 538		€ 1,885	[3]
Investments accounted for using the equity method	[1]				3,563	€ 316
Net Cash Inflow from Discontinued Operations	[1],[4]				10,742		0	[3]
Other comprehensive income for the period	[1]				(4,774)	€ 1,199	1,233
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[1]				2,881		€ 202	[3]
Opella
Disclosure of detailed information about business combination [line items]
Net Cash Inflow from Discontinued Operations					€ 10,700
Proportion of ownership interest in associate				100.00%
Proceeds from sales of investment property				€ 16,000
Opella Business
Disclosure of detailed information about business combination [line items]
Net foreign exchange loss				500
Investments accounted for using the equity method				3,200
Net (income)/loss of the exchanged/held-for-exchange Animal Health business				2,700
Assets (liabilities)				€ 11,300
OPAL JV Co [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				48.20%
Bpifrance [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				1.80%
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $		$ 600,000,000
Identifiable intangible assets recognised as of acquisition date | $		562,000,000
Net cash flow on acquisition | $		602,000,000
Potential Future Payments | $		$ 1,300,000,000
Vigil Neuroscience, Inc
Disclosure of detailed information about business combination [line items]
Other comprehensive income for the period | $			$ 40,000,000
Equity interests of acquirer | $			$ 470,000,000
Equity Interests Of Acquirer, Per Share | $ / shares			$ 8
Deferred Cash Payments | $			$ 2
Percentage of voting equity interests acquired			12.00%
Blueprint Medicines Corporation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $									$ 9,100,000,000
Equity interests of acquirer | $									$ 9,500,000,000
Percentage of voting equity interests acquired									100.00%
Cash Transferred, Per Share | $ / shares									$ 129
MileStone Payment Per CVR Recognised In Business Combination attainment of future development | $ / shares									2
MileStone Payment Per CVR Recognised In Business Combination attainment of regulatory milestones | $ / shares									$ 4

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2025, this line item includes the net cash outflow arising from the acquisition of Dren-0201 (see Note B.1.2.). For the six months ended June 30, 2024 it includes the net cash outflow arising from the acquisition of Inhibrx, Inc.
[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	For the six months ended June 30, 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025.